UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22350

 NAME OF REGISTRANT:                     Global Opportunities Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


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

Global Opportunities Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK                                                                                   Agenda Number:  934250236
--------------------------------------------------------------------------------------------------------------------------
        Security:  09258A107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  BIT
            ISIN:  US09258A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  934249497
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       KATHLEEN F. FELDSTEIN                                     Mgmt          For                            For
       JAMES T. FLYNN                                            Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS CONV & HIGH INCOME FUND                                                             Agenda Number:  934249245
--------------------------------------------------------------------------------------------------------------------------
        Security:  12811P108
    Meeting Type:  Annual
    Meeting Date:  16-Jul-2015
          Ticker:  CHY
            ISIN:  US12811P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VIRGINIA G. BREEN                                         Mgmt          For                            For
       THERESA A. HAMACHER                                       Mgmt          For                            For
       JOHN E. NEAL                                              Mgmt          For                            For
       DAVID D. TRIPPLE                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CALAMOS CONV & HIGH INCOME FUND                                                             Agenda Number:  934426772
--------------------------------------------------------------------------------------------------------------------------
        Security:  12811P108
    Meeting Type:  Annual
    Meeting Date:  30-Jun-2016
          Ticker:  CHY
            ISIN:  US12811P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       VIRGINIA G. BREEN                                         Mgmt          For                            For
       THERESA A. HAMACHER                                       Mgmt          For                            For
       STEPHEN B. TIMBERS                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST ADVISORS                                                                        Agenda Number:  934339056
--------------------------------------------------------------------------------------------------------------------------
        Security:  33738E109
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  FSD
            ISIN:  US33738E1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST TRUST INTERMEDIATE                                                                    Agenda Number:  934339056
--------------------------------------------------------------------------------------------------------------------------
        Security:  33718W103
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  FPF
            ISIN:  US33718W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JAMES A. BOWEN                                            Mgmt          For                            For
       NIEL B. NIELSON                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GUGGENHEIM FUNDS                                                                            Agenda Number:  934276521
--------------------------------------------------------------------------------------------------------------------------
        Security:  00764C109
    Meeting Type:  Annual
    Meeting Date:  30-Sep-2015
          Ticker:  AVK
            ISIN:  US00764C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF CLASS III TRUSTEE: MR. TRACY V.               Mgmt          For                            For
       MAITLAND

1B.    ELECTION OF CLASS III TRUSTEE: MR. RONALD                 Mgmt          For                            For
       A. NYBERG




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934317163
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  29-Jan-2016
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LESLIE H. GELB*                                           Mgmt          For                            For
       WILLIAM R. HUTCHINSON*                                    Mgmt          For                            For
       RIORDAN ROETT*                                            Mgmt          For                            For
       JANE E. TRUST#                                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MFS MULTIMARKET INCOME TRUST                                                                Agenda Number:  934270618
--------------------------------------------------------------------------------------------------------------------------
        Security:  552737108
    Meeting Type:  Annual
    Meeting Date:  01-Oct-2015
          Ticker:  MMT
            ISIN:  US5527371083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     DIRECTOR
       ROBERT E. BUTLER                                          Mgmt          For                            For
       DAVID H. GUNNING                                          Mgmt          For                            For
       ROBIN A. STELMACH                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934346037
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENTS                                                                          Agenda Number:  934346013
--------------------------------------------------------------------------------------------------------------------------
        Security:  670735109
    Meeting Type:  Annual
    Meeting Date:  22-Apr-2016
          Ticker:  JLS
            ISIN:  US6707351093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM C. HUNTER                                         Mgmt          For                            For
       JUDITH M. STOCKDALE                                       Mgmt          For                            For
       CAROLE E. STONE                                           Mgmt          For                            For
       MARGARET L. WOLFF                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PIMCO CORPORATE INCOME FUND                                                                 Agenda Number:  934348182
--------------------------------------------------------------------------------------------------------------------------
        Security:  72200U100
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2016
          Ticker:  PCN
            ISIN:  US72200U1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DEBORAH A. DECOTIS                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934319737
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2016
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELLEN S. ALBERDING                                        Mgmt          For                            For
       STUART S. PARKER                                          Mgmt          For                            For
       RICHARD A. REDEKER                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934319749
--------------------------------------------------------------------------------------------------------------------------
        Security:  74442F107
    Meeting Type:  Annual
    Meeting Date:  11-Mar-2016
          Ticker:  ISD
            ISIN:  US74442F1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ELLEN S. ALBERDING                                        Mgmt          For                            For
       STUART S. PARKER                                          Mgmt          For                            For
       RICHARD A. REDEKER                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM PREMIER INCOME TRUST                                                                 Agenda Number:  934345592
--------------------------------------------------------------------------------------------------------------------------
        Security:  746853100
    Meeting Type:  Annual
    Meeting Date:  29-Apr-2016
          Ticker:  PPT
            ISIN:  US7468531006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    FIXING THE NUMBER OF TRUSTEES AT 13.                      Mgmt          For                            For

1B.    DIRECTOR
       LIAQUAT AHAMED                                            Mgmt          For                            For
       RAVI AKHOURY                                              Mgmt          For                            For
       BARBARA M. BAUMANN                                        Mgmt          For                            For
       JAMESON A. BAXTER                                         Mgmt          For                            For
       ROBERT J. DARRETTA                                        Mgmt          For                            For
       KATINKA DOMOTORFFY                                        Mgmt          For                            For
       JOHN A. HILL                                              Mgmt          For                            For
       PAUL L. JOSKOW                                            Mgmt          For                            For
       KENNETH R. LEIBLER                                        Mgmt          For                            For
       ROBERT E. PATTERSON                                       Mgmt          For                            For
       GEORGE PUTNAM, III                                        Mgmt          For                            For
       ROBERT L. REYNOLDS                                        Mgmt          For                            For
       W. THOMAS STEPHENS                                        Mgmt          For                            For

2.     APPROVAL OF THE CONVERSION OF YOUR FUND                   Shr           For                            Against
       FROM CLOSED-END TO OPEN- END STATUS AND
       CERTAIN RELATED AMENDMENTS TO YOUR FUND'S
       DECLARATION OF TRUST.       THE TRUSTEES
       RECOMMEND A VOTE "AGAINST" PROPOSAL 2.




--------------------------------------------------------------------------------------------------------------------------
 THE BROOKFIELD INVESTMENT FUNDS                                                             Agenda Number:  934289972
--------------------------------------------------------------------------------------------------------------------------
        Security:  112792106
    Meeting Type:  Annual
    Meeting Date:  18-Nov-2015
          Ticker:  BOI
            ISIN:  US1127921062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       EDWARD A. KUCZMARSKI                                      Mgmt          For                            For
       STUART A. MCFARLAND                                       Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Opportunities Portfolio
By (Signature)       /s/ Eric A. Stein
Name                 Eric A. Stein
Title                President
Date                 08/09/2016